Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AMG FUNDS
Prospectus Date		rr_ProspectusDate	May 01, 2015
All Share Classes | AMG Yacktman Focused Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AMG Yacktman Focused Fund
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The AMG Yacktman Focused Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 16% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities and debt securities.

The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American Depositary Receipts (ADRs). The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs. Some, but not all, of the equity securities will pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold.

At times, depending on market and other conditions, and in the sole discretion of the Fund's subadvisor, Yacktman Asset Management LP ("Yacktman" or the "Subadvisor"), the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund is non-diversified. Generally, the Fund will hold between approximately 15-45 securities.

The Subadvisor employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadvisor believes offer an attractive forward rate of return. When the Subadvisor purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

			Under normal market conditions, the majority of the Fund's assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund's cash level is a result of the Subadvisor's individual security selection process, and therefore may vary, depending on the Subadvisor's desired security weightings.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer staples sector currently, and may in the future, comprise a significant portion of the Fund's portfolio.  The consumer staples industries may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

			Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund’s Service Class shares includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Focused Fund, a series of The Yacktman Funds, Inc. (the “Predecessor Yacktman Focused Fund”), to the Fund.

			To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of 12/31/14 (Service Class)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 36.91% (2nd Quarter 2009) Worst Quarter: -18.84% (4th Quarter 2008)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for the Institutional Class will vary. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
All Share Classes | AMG Yacktman Focused Fund | Service Class
Risk/Return:		rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)		rr_ExchangeFeeOverRedemption	2.00%
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.26%
1 Year		rr_ExpenseExampleYear01	$ 128
3 Years		rr_ExpenseExampleYear03	400
5 Years		rr_ExpenseExampleYear05	692
10 Years		rr_ExpenseExampleYear10	$ 1,523
2005		rr_AnnualReturn2005	(1.83%)
2006		rr_AnnualReturn2006	16.13%
2007		rr_AnnualReturn2007	3.46%
2008		rr_AnnualReturn2008	(23.48%)
2009		rr_AnnualReturn2009	62.76%
2010		rr_AnnualReturn2010	11.84%
2011		rr_AnnualReturn2011	7.41%
2012		rr_AnnualReturn2012	10.57%
2013		rr_AnnualReturn2013	27.01%
2014		rr_AnnualReturn2014	10.67%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	36.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.84%)
1 Year		rr_AverageAnnualReturnYear01	10.67%
5 Years		rr_AverageAnnualReturnYear05	13.30%
10 Years		rr_AverageAnnualReturnYear10	10.62%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception
All Share Classes | AMG Yacktman Focused Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)		rr_RedemptionFeeOverRedemption	2.00%
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)		rr_ExchangeFeeOverRedemption	2.00%
Management Fee		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	1.09%
1 Year		rr_ExpenseExampleYear01	$ 111
3 Years		rr_ExpenseExampleYear03	347
5 Years		rr_ExpenseExampleYear05	601
10 Years		rr_ExpenseExampleYear10	$ 1,329
1 Year		rr_AverageAnnualReturnYear01	10.88%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	18.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 24, 2012
All Share Classes | AMG Yacktman Focused Fund | Return After Taxes on Distributions | Service Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.69%
5 Years		rr_AverageAnnualReturnYear05	12.53%
10 Years		rr_AverageAnnualReturnYear10	9.60%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception
All Share Classes | AMG Yacktman Focused Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.47%
5 Years		rr_AverageAnnualReturnYear05	10.62%
10 Years		rr_AverageAnnualReturnYear10	8.58%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception
All Share Classes | AMG Yacktman Focused Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	21.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 24, 2012

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Institutional Class and Index performance shown reflects performance since the inception of the Fund's Institutional Class on July 24, 2012.